Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 25, 2026
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Prior notice period of consulting service agreement	30 days
Cash and cash equivalents	$ 307,191	$ 726,512
Recognized revenue	$ 55,720	$ 166,760	$ 977,054
Subsequent Event [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Issued and unissued				50
Ordinary Shares, shares issued				1
Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity	100.00%
Minimum [Member] | Subsequent Event [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Ordinary Shares, par value				$ 0.0001
Maximum [Member] | Subsequent Event [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Ordinary Shares, par value				$ 0.005
Total assets [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity	46.00%	46.00%
Total liabilities [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of variable interest entity	99.00%	100.00%